RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Mar. 19, 2021	Jul. 01, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 02, 2019
Related Party Transaction [Line Items]
Related party loan outstanding balance			$ 0	$ 3,573,000	$ 12,700,000
Notes Payable Interest Rate At 8 With Due June 2021 [Member]
Related Party Transaction [Line Items]
Related party loan outstanding balance			0	2,382,000	0
Notes Payable Interest Rate At 8 With Due May 2021 [Member]
Related Party Transaction [Line Items]
Related party loan outstanding balance			0	1,191,000	0
Greenidge Blocker Corp [Member]
Related Party Transaction [Line Items]
Preferred unit, issued						15,000
Preferred unit, issuance value		$ 16,300,000				$ 15,000,000
Letter of Credit [Member]
Related Party Transaction [Line Items]
Net proceeds from new line of credit	$ 10,000
Line of credit			5,000.0	4,938,000	4,938,000
Letter of Credit [Member] | Empire Pipeline Incorporated [Member]
Related Party Transaction [Line Items]
Repayments of lines of credit			3,600
Line of credit				3,630,000	3,630,000
Atlas [Member]
Related Party Transaction [Line Items]
Partners capital account, Acquisitions		$ 16,277,000
Limited guaranty payment			1,000,000.0
Exposure under guarantee			0
Atlas [Member] | Letter of Credit [Member]
Related Party Transaction [Line Items]
Repayments of lines of credit				184,000	$ 206,000
Promissory Note Agreement [Member]
Related Party Transaction [Line Items]
Interest expense			$ 500,000	$ 20,000
Promissory Note Agreement [Member] | Atlas [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage			8.00%	8.00%	8.00%
Interest expense				$ 553,000	$ 673,000
Promissory Note Agreement [Member] | Atlas [Member] | Notes Payable Interest Rate At 8 With Due June 2021 [Member]
Related Party Transaction [Line Items]
Maturity date				June 2021
Related party loan outstanding balance				$ 2,400
Promissory Note Agreement [Member] | Atlas [Member] | Notes Payable Interest Rate At 8 With Due May 2021 [Member]
Related Party Transaction [Line Items]
Maturity date				May 2021
Related party loan outstanding balance				$ 1,200